Interim Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
CASH PROVIDED BY (USED IN): OPERATING ACTIVITIES
Net profit (loss) for the period	$ (324,739)	$ (285,746)
Non-Cash Items
Unrealized foreign exchange (gains) losses	11,678	(10,872)
Amortization of prepaid expenses	0	10,469
Common stock issued on conversion of promissory notes	252,102	0
Accretion expense	58,589	0
Change in valuation of derivative instruments	(190,399)	0
Stock-based compensation	0	60,000
Accrued interest on promissory notes	5,576	12,926
GST payable (recoverable)	(7,604)	(2,558)
Accounts payable and accrued liabilities	7,479	(22,518)
Cash flows provided by (used for) operating activities	(187,318)	(238,299)
CASH PROVIDED BY (USED IN): FINANCING ACTIVITIES
Net proceeds received on issuance of promissory notes	79,494	242,688
Advances from minority interest	35	0
Promissory notes repaid	0	(33,596)
Proceeds on issuance of Class B common shares	0	100
Cash flows provided by (used for) financing activities	79,529	209,192
Net (decrease) increase in cash	(107,789)	(29,107)
Cash (bank indebtedness), beginning of the period	113,156	493,810
Cash, end of the period	$ 5,367	$ 464,703